CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Net Sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Cost of sales	1,596			1,465						3,066	2,778	5,715	5,014	4,608
Gross Profit	661	587	616	594	523	486	535	533	460	1,259	1,117	2,320	2,014	1,841
Operating expenses:
Selling, general and administrative	450			408						889	805	1,661	1,532	1,455
Depreciation and amortization	61			83						120	166	336	327	341
Total operating expenses	511			491						1,009	971	2,149	1,859	1,804
Operating Income	150			103						250	146	171	155	37
Interest expense	144			158						291	324	658	639	623
Loss on extinguishment & modification of debt	46									87	220
Other (income) expense, net	20									20				(6)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)			(55)						(148)	(398)	(1,196)	(484)	(585)
Provision (benefit) for income taxes	12			1						55	34	3	79	28
Income (Loss) from Continuing Operations	(72)	(714)	(53)	(56)	(376)	(167)	(119)	(108)	(169)	(203)	(432)	(1,199)	(563)	(613)
Income from discontinued operations, net of tax											16	20	20	(6)
Net Income (Loss)	(72)	(713)	(50)	(56)	(360)	(173)	(105)	(101)	(164)	(203)	(416)	(1,179)	(543)	(619)
Other comprehensive income - foreign currency translation adjustment	(3)			(3)						(4)			(1)	9
Total Comprehensive Income (Loss)	$ (75)			$ (59)						$ (207)	$ (416)	$ (1,179)	$ (544)	$ (609)